Investments	12 Months Ended
Dec. 31, 2013
Investments Disclosure [Abstract]
Investments

7) INVESTMENTS

The Company accounts for investments over which it has significant influence or ownership of more than 20% but less than or equal to 50%, without a controlling interest, under the equity method. Such investments include the Company's 50% interests in the broadcast network, The CW, and the entertainment cable network, TVGN (TV Guide Network). In addition, the Company has interests in several international television joint ventures including a 49% interest in a joint venture with a subsidiary of AMC Networks Inc., which owns and operates six cable and satellite channels in the United Kingdom and Ireland, including CBS branded channels; a 30% interest in a joint venture with another subsidiary of AMC Networks Inc., which owns and operates nine cable and satellite channels in Europe, the Middle East and Africa; a 33% interest in a joint venture with a subsidiary of Ten Network Holdings Limited to provide content to ELEVEN, a digital television channel service in Australia; and a 30% interest in a joint venture with RTL Group to launch two cable channels in South East Asia, the first of which launched in September 2013.

At December 31, 2013 and 2012, respectively, the Company had $188 million and $107 million of equity investments that are included in “Other assets” on the Consolidated Balance Sheets.

Investments of 20% or less, over which the Company has no significant influence, that do not have a readily determinable fair value are accounted for under the cost method. At December 31, 2013 and 2012, respectively, the Company had $16 million and $10 million of cost investments that are included in “Other assets” on the Consolidated Balance Sheets.

At December 31, 2013 and 2012, the aggregate market value of the Company's available for sale investments was $7 million and $9 million, respectively. The market value of each individual investment was not below its carrying value on the Consolidated Balance Sheets.

The Company invested $176 million, $91 million and $79 million into its equity and cost investments during the years ended December 31, 2013, 2012 and 2011, respectively.